Income Taxes (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Federal statutory rate, percentage							21.00%	34.00%
Successor [Member]
Provision for federal and state income taxes		$ 2,099	$ 1,176	$ 1,625	$ 3,284	$ 2,318
Effective tax rates, percentage		53.00%	39.00%	39.00%	47.00%	(822.20%)
Federal statutory rate, percentage					21.00%	21.00%
Predecessor [Member]
Provision for federal and state income taxes	$ 718							$ 5,085
Effective tax rates, percentage	23.70%							38.00%
Federal statutory rate, percentage	21.00%							34.00%